CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		80 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Cash flows from operating activities
Net Loss	$ (2,368,888)	$ (4,591,323)	$ (54,408,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for consulting services	490,954	1,153,720	22,734,460
Issuance of common stock for compensation	452,057	1,321,122	8,834,076
Issuance of common stock for related party		294,000	1,951,979
Issuance of common stock for road access			13,050
Issuance of common stock for interest	382	7,697	224,374
Issuance of common stock for rent			1,315,730
Issuance of common stock for expenses			418,628
Debt conversion expense	271,620	323,426	3,438,724
Options granted			3,845,375
Increase (decrease) in operating assets and liabilities:
Depreciation	180,807	209,999	1,715,465
Amortization	50,742	177,626	600,657
Inventories, work in process			(2,618,655)
Prepaid expenses	194,250	(387,921)
Due from related party	647,463	498,706	614,816
Other assets	5,000	66,831	75,826
Accounts payable and accrued expenses	11,307	(100,914)	1,352,766
Accrued interest	21,983	230,758	530,229
Accrued payroll and payroll liabilities	(3,079)	391,530	1,774,382
Net cash used in operating activities	(45,402)	(404,743)	(7,586,475)
Cash flows from investing activities
Purchase of equipment		(36,589)	(2,129,106)
Purchase of mill and mining properties		(7,820)	(2,097,007)
Proceeds from sale of vehicle	22,000		22,000
Cash acquired in acquisition			39,780
Net cash used in investing activities	22,000	(44,409)	(4,164,333)
Cash flows from financing activities
Proceeds from notes payable	22,839	546,746	11,932,331
Proceeds from sale of common stock			170,667
Purchase of common stock			(63,000)
Repayments of notes payable		(36,000)	(287,288)
Proceeds from Directors loans			338,113
Repayments of Directors loans			(338,113)
Net cash provided by financing activities	22,839	510,746	11,752,710
Net increase in cash	(563)	61,594	1,902
Cash - beginning of period	2,465	3,141
Cash - end of period	1,902	64,735	1,902
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for notes payable conversions	660,224	1,378,337	10,644,989
Shares issued for accrued compensation			1,494,921
Shares issued for rent			453,600
Shares issued for expenses			418,628
Shares issued for interest	382	7,697	224,374
Shares issued for related party		294,000	1,951,979
Shares issued for acquisition			355,085
Shares issued for purchase mining properties			754,089
Shares issued for compensation	$ 419,657	$ 1,321,122	$ 8,801,676